Share-based payments - Stock Options Activity (Details)		12 Months Ended
	Jan. 01, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Number of stock options
Balance - Beginning of year (in shares) | shares	1,487,500	1,732,500	1,968,476
Issued (in shares) | shares	1,200,000	485,000	880,000
Expired (in shares) | shares		(555,000)	(1,115,976)
Exercised (in shares) | shares		(175,000)
Balance - End of year (in shares) | shares		1,487,500	1,732,500
Weighted average exercise price
Balance - Beginning of year (in dollar per share)	$ 2.76	$ 2.44	$ 3.52
Issued (in dollar per share)		2.53	1.58
Expired (in dollar per share)		2.15	3.65
Exercised (in dollar per share)		1.01
Balance - End of year (in dollar per share)		2.76	$ 2.44
Share price		$ 2.62